Contingent Shares Issuance Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Contingent Shares Issuance Liabilities [Abstract]
Schedule of components of outstanding contingent shares issuance liabilities
	March 31, 2021	December 31, 2020
Contingent sponsor earnout shares	8,162	11,364
Private placement warrants	836	1,086
Balance as at	$8,998	$12,450

	2020	2019
Contingent sponsor earnout shares	11,364	-
Private placement warrants	1,086	-
Balance at	$12,450	$-